FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (831)	$ 1,794
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	1,710	1,610
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(895)	1,132
Financial contracts
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(140)	(189)
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(825)	(309)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (681)	$ (450)